Loans and Allowance for Loan Losses - Schedule of Credit Quality of Loans (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 1,520,844	$ 1,541,502
Deferred loan fees and related costs	(380)	(596)
Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	224,011	233,319
Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	25,069	23,364
Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	114,524	117,844
Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	233,214	239,787
Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	409,131	416,108
Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	223,451	224,023
Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	122,181	125,735
Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	169,643	161,918
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans	1,424,975	1,441,421
Deferred loan fees and related costs	(380)	(596)
Pass | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	212,198	220,225
Pass | Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	25,069	23,364
Pass | Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	91,831	94,855
Pass | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	222,217	228,273
Pass | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	391,858	396,970
Pass | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	199,922	200,992
Pass | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	113,828	116,630
Pass | Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	168,432	160,708
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans	43,088	45,484
Deferred loan fees and related costs	0	0
Special Mention | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	6,781	7,407
Special Mention | Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Special Mention | Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	7,169	7,260
Special Mention | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	3,757	3,792
Special Mention | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	5,963	7,632
Special Mention | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	12,548	12,576
Special Mention | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	5,809	5,762
Special Mention | Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	1,061	1,055
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans	18,528	19,085
Deferred loan fees and related costs	0	0
Substandard | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	1,411	1,586
Substandard | Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Substandard | Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	36	0
Substandard | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	1,458	1,467
Substandard | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	8,385	8,436
Substandard | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	5,892	5,751
Substandard | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	1,294	1,788
Substandard | Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	52	57
Nonaccrual Loans
Financing Receivable, Recorded Investment [Line Items]
Loans	34,253	35,512
Deferred loan fees and related costs	0	0
Nonaccrual Loans | Commercial and Industrial
Financing Receivable, Recorded Investment [Line Items]
Loans	3,621	4,101
Nonaccrual Loans | Construction | 1-4 Family
Financing Receivable, Recorded Investment [Line Items]
Loans	0	0
Nonaccrual Loans | Construction | Commercial construction
Financing Receivable, Recorded Investment [Line Items]
Loans	15,488	15,729
Nonaccrual Loans | Real Estate Commercial Mortgage | Owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	5,782	6,255
Nonaccrual Loans | Real Estate Commercial Mortgage | Non-owner occupied
Financing Receivable, Recorded Investment [Line Items]
Loans	2,925	3,070
Nonaccrual Loans | Real Estate Residential Mortgage | 1-4 Family | 1st lien
Financing Receivable, Recorded Investment [Line Items]
Loans	5,089	4,704
Nonaccrual Loans | Real Estate Residential Mortgage | 1-4 Family | Junior lien
Financing Receivable, Recorded Investment [Line Items]
Loans	1,250	1,555
Nonaccrual Loans | Installment
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 98	$ 98